Leases - Navios Holdings Future Minimum Commitments for Chartered-In Vessels, Barges, Pushboats and Office Space (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Charter-in vessels in operation
Operating Leased Assets [Line Items]
2016	$ 92,811
2017	84,619
2018	79,137
2019	71,460
2020	60,039
2021 and thereafter	77,171
Total	465,237
Charter-in vessels to be delivered
Operating Leased Assets [Line Items]
2016	8,383
2017	23,013
2018	23,433
2019	23,433
2020	23,497
2021 and thereafter	101,109
Total	202,868
Office space
Operating Leased Assets [Line Items]
2016	3,086
2017	2,721
2018	1,770
2019	864
2020	104
2021 and thereafter	0
Total	$ 8,545